Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS - 60.5%
Aerospace & Defense - 0.9%
General Dynamics Corp.	3,245	$ 756,280
Howmet Aerospace, Inc.	8,870	360,920
Raytheon Technologies Corp.	63,370	6,327,494
Textron, Inc.	33,567	2,445,356

		9,890,050

Air Freight & Logistics - 0.6%
United Parcel Service, Inc., Class B	36,110	6,688,655

Airlines - 0.1%
Southwest Airlines Co.	18,125	648,331

Auto Components - 0.1%
Magna International, Inc. (A)	17,141	1,113,137

Automobiles - 0.8%
Tesla, Inc. (B)	52,446	9,084,696

Banks - 2.5%
Bank of America Corp.	153,716	5,453,844
Citigroup, Inc.	39,511	2,063,264
Fifth Third Bancorp	55,175	2,002,301
SVB Financial Group (B)	1,909	577,358
Truist Financial Corp.	84,323	4,164,713
US Bancorp	120,011	5,976,548
Wells Fargo & Co.	166,049	7,782,716

		28,020,744

Beverages - 1.4%
Coca-Cola Co.	131,837	8,084,245
Constellation Brands, Inc., Class A	11,908	2,756,940
Monster Beverage Corp. (B)	7,689	800,271
PepsiCo, Inc.	24,911	4,260,279

		15,901,735

Biotechnology - 1.9%
AbbVie, Inc.	57,627	8,514,389
Biogen, Inc. (B)	8,060	2,344,654
BioMarin Pharmaceutical, Inc. (B)	6,188	713,786
Neurocrine Biosciences, Inc. (B)	5,588	619,877
Regeneron Pharmaceuticals, Inc. (B)	5,536	4,198,890
Sarepta Therapeutics, Inc. (B)	6,275	784,187
Vertex Pharmaceuticals, Inc. (B)	12,382	4,000,624

		21,176,407

Building Products - 0.6%
Masco Corp.	30,818	1,639,518
Trane Technologies PLC	25,153	4,505,405

		6,144,923

Capital Markets - 1.1%
Ameriprise Financial, Inc.	3,725	1,304,197
CME Group, Inc.	21,125	3,731,942
Morgan Stanley	33,306	3,241,673
Raymond James Financial, Inc.	17,015	1,918,782
State Street Corp.	16,882	1,541,833

		11,738,427

Chemicals - 1.3%
Air Products & Chemicals, Inc.	4,201	1,346,463
Celanese Corp.	4,335	534,072

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
Dow, Inc.	18,313	$ 1,086,877
DuPont de Nemours, Inc.	15,051	1,113,021
Eastman Chemical Co.	23,030	2,030,555
Linde PLC	15,359	5,082,907
LyondellBasell Industries NV, Class A	5,643	545,622
PPG Industries, Inc.	20,377	2,655,938

		14,395,455

Commercial Services & Supplies - 0.1%
Cintas Corp.	1,993	884,374

Communications Equipment - 0.1%
Motorola Solutions, Inc.	5,852	1,504,023

Construction Materials - 0.0% (C)
Martin Marietta Materials, Inc.	1,492	536,583

Consumer Finance - 0.9%
American Express Co.	34,846	6,095,611
Capital One Financial Corp.	5,674	675,206
S&P Global, Inc.	9,421	3,532,310

		10,303,127

Containers & Packaging - 0.0% (C)
Avery Dennison Corp.	2,730	517,171

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B (B)	32,086	9,995,431
Intercontinental Exchange, Inc.	29,670	3,191,008

		13,186,439

Diversified Telecommunication Services - 0.0% (C)
AT&T, Inc.	10,250	208,793

Electric Utilities - 0.9%
FirstEnergy Corp.	15,797	646,887
NextEra Energy, Inc.	89,184	6,655,802
PG&E Corp. (B)	159,650	2,538,435

		9,841,124

Electrical Equipment - 0.4%
Eaton Corp. PLC	24,860	4,032,541

Electronic Equipment, Instruments & Components - 0.2%
Corning, Inc.	25,167	871,030
TE Connectivity Ltd.	6,520	829,018

		1,700,048

Energy Equipment & Services - 0.1%
Baker Hughes Co.	35,007	1,111,122

Entertainment - 0.5%
Netflix, Inc. (B)	11,801	4,175,902
Walt Disney Co. (B)	8,975	973,698

		5,149,600

Equity Real Estate Investment Trusts - 1.7%
Camden Property Trust	4,118	507,379
Equinix, Inc.	2,911	2,148,696
Equity LifeStyle Properties, Inc.	19,958	1,432,585
Host Hotels & Resorts, Inc.	17,048	321,355
Prologis, Inc.	40,040	5,176,371
SBA Communications Corp.	11,194	3,330,551
Sun Communities, Inc.	10,442	1,637,932

Transamerica Funds	Page 1

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
UDR, Inc.	37,629	$ 1,602,619
Ventas, Inc.	49,437	2,561,331

		18,718,819

Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	10,469	5,351,125

Food Products - 0.2%
Mondelez International, Inc., Class A	30,915	2,023,078

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	35,262	3,898,214
Baxter International, Inc.	42,542	1,943,744
Boston Scientific Corp. (B)	66,691	3,084,459
Dexcom, Inc. (B)	7,820	837,444
Intuitive Surgical, Inc. (B)	14,657	3,601,078
Medtronic PLC	31,395	2,627,447
Zimmer Biomet Holdings, Inc.	6,823	868,841

		16,861,227

Health Care Providers & Services - 2.0%
Centene Corp. (B)	30,964	2,360,695
CVS Health Corp.	10,723	945,983
Elevance Health, Inc.	8,238	4,118,918
Humana, Inc.	3,651	1,868,217
McKesson Corp.	4,811	1,821,829
UnitedHealth Group, Inc.	23,303	11,632,625

		22,748,267

Hotels, Restaurants & Leisure - 1.7%
Booking Holdings, Inc. (B)	1,892	4,605,317
Chipotle Mexican Grill, Inc. (B)	2,028	3,338,859
Domino’s Pizza, Inc.	2,548	899,444
Expedia Group, Inc. (B)	16,016	1,830,629
Marriott International, Inc., Class A	13,000	2,264,340
McDonald’s Corp.	12,731	3,404,269
Royal Caribbean Cruises Ltd. (A) (B)	4,154	269,761
Yum! Brands, Inc.	14,407	1,880,257

		18,492,876

Household Durables - 0.2%
Lennar Corp., Class A	17,375	1,779,200
Toll Brothers, Inc.	14,998	892,231

		2,671,431

Household Products - 1.0%
Colgate-Palmolive Co.	49,476	3,687,446
Kimberly-Clark Corp.	14,744	1,916,867
Procter & Gamble Co.	38,883	5,536,162

		11,140,475

Industrial Conglomerates - 0.7%
Honeywell International, Inc.	35,788	7,461,082

Insurance - 1.3%
Aon PLC, Class A	4,179	1,331,764
Globe Life, Inc.	11,232	1,357,387
Progressive Corp.	43,076	5,873,412
Prudential Financial, Inc.	7,406	777,186
Travelers Cos., Inc.	24,042	4,594,907

		13,934,656

Interactive Media & Services - 2.9%
Alphabet, Inc., Class A (B)	140,461	13,883,165

	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C (B)	103,363	$ 10,322,863
Meta Platforms, Inc., Class A (B)	55,283	8,235,509

		32,441,537

Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (B)	195,924	20,205,642

IT Services - 2.7%
Accenture PLC, Class A	22,173	6,187,376
Affirm Holdings, Inc. (A) (B)	10,017	162,175
Block, Inc. (B)	5,399	441,206
Cognizant Technology Solutions Corp., Class A	15,325	1,022,944
FleetCor Technologies, Inc. (B)	11,961	2,497,577
Mastercard, Inc., Class A	30,724	11,386,314
Visa, Inc., Class A (A)	35,730	8,225,403

		29,922,995

Life Sciences Tools & Services - 1.1%
Danaher Corp.	14,721	3,891,938
Thermo Fisher Scientific, Inc.	13,901	7,928,157

		11,820,095

Machinery - 1.2%
Deere & Co.	12,837	5,427,997
Dover Corp.	10,526	1,598,163
Ingersoll Rand, Inc.	7,791	436,296
Otis Worldwide Corp.	30,679	2,522,734
Parker-Hannifin Corp.	11,563	3,769,538

		13,754,728

Media - 0.8%
Charter Communications, Inc., Class A (B)	8,442	3,244,345
Comcast Corp., Class A	141,796	5,579,673

		8,824,018

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	23,540	1,050,355
Nucor Corp.	7,285	1,231,311

		2,281,666

Multi-Utilities - 0.9%
Ameren Corp.	19,622	1,704,563
CenterPoint Energy, Inc.	65,491	1,972,589
Dominion Energy, Inc.	6,206	394,950
Public Service Enterprise Group, Inc.	40,278	2,494,416
Sempra Energy	18,378	2,946,545

		9,513,063

Multiline Retail - 0.1%
Target Corp.	3,410	586,997

Oil, Gas & Consumable Fuels - 3.0%
Chevron Corp.	15,823	2,753,519
ConocoPhillips	57,944	7,061,635
Coterra Energy, Inc.	23,695	593,086
Diamondback Energy, Inc.	28,483	4,161,936
EOG Resources, Inc.	31,489	4,164,420
Exxon Mobil Corp.	111,238	12,904,720
Marathon Oil Corp.	39,699	1,090,532
Phillips 66	4,957	497,038

		33,226,886

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	90,687	6,588,411

Transamerica Funds	Page 2

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Eli Lilly & Co.	19,263	$ 6,629,361
Johnson & Johnson	35,348	5,776,570
Merck & Co., Inc.	43,593	4,682,324
Pfizer, Inc.	44,526	1,966,268

		25,642,934

Professional Services - 0.2%
Booz Allen Hamilton Holding Corp.	5,839	552,603
Leidos Holdings, Inc.	17,086	1,688,780

		2,241,383

Road & Rail - 0.7%
CSX Corp.	40,914	1,265,061
Norfolk Southern Corp.	13,706	3,369,072
Uber Technologies, Inc. (B)	22,214	687,079
Union Pacific Corp.	12,200	2,491,118

		7,812,330

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (B)	55,855	4,197,503
Analog Devices, Inc.	31,961	5,480,353
Broadcom, Inc.	2,088	1,221,501
Lam Research Corp.	10,604	5,303,060
Microchip Technology, Inc.	16,512	1,281,662
NVIDIA Corp.	41,781	8,162,754
NXP Semiconductors NV	32,013	5,900,316
Qorvo, Inc. (B)	2,958	321,416
QUALCOMM, Inc.	2,281	303,852
Teradyne, Inc.	16,729	1,701,339
Texas Instruments, Inc.	41,063	7,276,774

		41,150,530

Software - 5.1%
Adobe, Inc. (B)	15,551	5,759,157
Cadence Design Systems, Inc. (B)	5,191	949,071
DocuSign, Inc. (B)	7,387	447,948
Intuit, Inc.	10,114	4,274,884
Microsoft Corp.	162,203	40,195,525
Oracle Corp.	30,160	2,667,954
Salesforce, Inc. (B)	2,978	500,215
Workday, Inc., Class A (B)	9,644	1,749,711

		56,544,465

Specialty Retail - 2.2%
AutoNation, Inc. (B)	8,544	1,082,696
AutoZone, Inc. (B)	1,490	3,633,886
Best Buy Co., Inc.	28,866	2,560,991
Burlington Stores, Inc. (B)	5,954	1,368,408
Home Depot, Inc.	12,348	4,002,851
Lowe’s Cos., Inc.	33,423	6,960,340
O’Reilly Automotive, Inc. (B)	3,345	2,650,411
TJX Cos., Inc.	25,895	2,119,765

		24,379,348

Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	295,851	42,688,341
Seagate Technology Holdings PLC	37,472	2,539,852

		45,228,193

Textiles, Apparel & Luxury Goods - 0.3%
NIKE, Inc., Class B	30,181	3,842,947

	Shares	Value
COMMON STOCKS (continued)
Tobacco - 0.4%
Altria Group, Inc.	34,839	$ 1,569,149
Philip Morris International, Inc.	23,502	2,449,848

		4,018,997

Wireless Telecommunication Services - 0.3%
T-Mobile US, Inc. (B)	21,839	3,260,781

Total Common Stocks (Cost $394,968,323)		669,880,076

PREFERRED STOCKS - 0.1%
Banks - 0.1%
Citigroup Capital XIII,
3-Month LIBOR + 6.37%, 11.17% (D)	29,988	861,255

Electric Utilities - 0.0% (C)
SCE Trust III,
Series H, Fixed until 03/15/2024, 5.75% (D)	960	21,456

Total Preferred Stocks (Cost $872,517)		882,711

	Principal	Value
ASSET-BACKED SECURITIES - 2.2%
321 Henderson Receivables VI LLC
Series 2010-1A, Class A,
5.56%, 07/15/2059 (E)	$ 161,494	157,576
Accelerated LLC
Series 2021-1H, Class A,
1.35%, 10/20/2040 (E)	279,264	254,720
Bavarian Sky UK 5 PLC
Series 2014-1A, Class A1A2,
3-Month LIBOR + 1.20%, 6.01% (D), 10/20/2034 (E)	2,200,000	2,137,243
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A,
2.94%, 05/25/2029 (E)	130,063	125,973
BXG Receivables Note Trust
Series 2015-A, Class A,
2.88%, 05/02/2030 (E)	94,533	90,863
CIFC Funding Ltd.
Series 2013-2A, Class A1L2,
3-Month LIBOR + 1.00%, 5.79% (D), 10/18/2030 (E)	2,474,096	2,455,852
Diamond Resorts Owner Trust
Series 2019-1A, Class A,
2.89%, 02/20/2032 (E)	80,363	78,760
GM Financial Consumer Automobile Receivables Trust
Series 2023-1, Class A2A,
5.19%, 03/16/2026	480,000	480,613
GoodLeap Sustainable Home Solutions Trust
Series 2021-4GS, Class A,
1.93%, 07/20/2048 (E)	793,150	605,638
Series 2021-5CS, Class A,
2.31%, 10/20/2048 (E)	927,443	754,256
Series 2022-1GS, Class A,
2.70%, 01/20/2049 (E)	1,226,703	1,016,538

Transamerica Funds	Page 3

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
JG Wentworth XXII LLC
Series 2010-3A, Class A,
3.82%, 12/15/2048 (E)	$ 267,641	$ 261,320
JGWPT XXVIII LLC
Series 2013-1A, Class A,
3.22%, 04/15/2067 (E)	663,072	583,788
Laurel Road Prime Student Loan Trust
Series 2018-B, Class A2FX,
3.54%, 05/26/2043 (E)	40,271	39,533
Longfellow Place CLO Ltd.
Series 2013-1A, Class AR3,
3-Month LIBOR + 1.00%, 5.79% (D), 04/15/2029 (E)	181,471	180,820
MVW LLC
Series 2021-1WA, Class A,
1.14%, 01/22/2041 (E)	523,937	478,472
MVW Owner Trust
Series 2019-1A, Class A,
2.89%, 11/20/2036 (E)	94,903	90,177
New Residential Advance Receivables Trust
Series 2020-T1, Class AT1,
1.43%, 08/15/2053 (E)	1,950,000	1,890,502
NRZ Advance Receivables Trust
Series 2020-T2, Class AT2,
1.48%, 09/15/2053 (E)	1,899,640	1,838,801
Octagon Investment Partners 33 Ltd.
Series 2017-1A, Class A1,
3-Month LIBOR + 1.19%, 6.00% (D), 01/20/2031 (E)	800,000	794,368
Orange Lake Timeshare Trust
Series 2016-A, Class A,
2.61%, 03/08/2029 (E)	189,363	182,181
Series 2018-A, Class A,
3.10%, 11/08/2030 (E)	31,553	30,606
Series 2018-A, Class B,
3.35%, 11/08/2030 (E)	25,816	25,032
Series 2019-A, Class A,
3.06%, 04/09/2038 (E)	221,977	213,656
Palmer Square CLO Ltd.
Series 2015-2A, Class A1R2,
3-Month LIBOR + 1.10%, 5.91% (D), 07/20/2030 (E)	1,898,487	1,884,273
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class A,
1.33%, 07/20/2037 (E)	208,633	197,126
Series 2021-1A, Class A,
0.99%, 11/20/2037 (E)	660,569	615,405
Towd Point Mortgage Trust
Series 2017-1, Class A1,
2.75% (D), 10/25/2056 (E)	101,765	100,248
Series 2017-2, Class A1,
2.75% (D), 04/25/2057 (E)	103,532	102,290
Series 2017-3, Class A1,
2.75% (D), 07/25/2057 (E)	78,388	76,320
Series 2017-4, Class A1,
2.75% (D), 06/25/2057 (E)	441,622	421,181
Series 2017-6, Class A1,
2.75% (D), 10/25/2057 (E)	229,600	219,313
Series 2018-1, Class A1,
3.00% (D), 01/25/2058 (E)	309,857	299,880
Series 2018-3, Class A1,
3.75% (D), 05/25/2058 (E)	661,694	635,129

	Principal	Value
ASSET-BACKED SECURITIES (continued)
Towd Point Mortgage Trust (continued)
Series 2018-4, Class A1,
3.00% (D), 06/25/2058 (E)	$ 1,293,553	$ 1,204,697
Series 2019-1, Class A1,
3.73% (D), 03/25/2058 (E)	722,385	695,342
Series 2020-4, Class A1,
1.75%, 10/25/2060 (E)	1,084,564	971,628
Trafigura Securitisation Finance PLC
Series 2021-1A, Class A2,
1.08%, 01/15/2025 (E)	1,300,000	1,179,023
Welk Resorts LLC
Series 2017-AA, Class A,
2.82%, 06/15/2033 (E)	163,783	163,056
Wellfleet CLO Ltd.
Series 2016-2A, Class A1R,
3-Month LIBOR + 1.14%, 5.95% (D), 10/20/2028 (E)	447,997	444,284

Total Asset-Backed Securities (Cost $25,627,531)		23,976,483

CORPORATE DEBT SECURITIES - 13.8%
Aerospace & Defense - 0.3%
Boeing Co.
3.50%, 03/01/2039	1,494,000	1,160,296
5.15%, 05/01/2030	872,000	876,968
Huntington Ingalls Industries, Inc.
2.04%, 08/16/2028	1,103,000	931,260

		2,968,524

Air Freight & Logistics - 0.1%
GXO Logistics, Inc.
2.65%, 07/15/2031	1,760,000	1,379,166

Airlines - 0.1%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	552,981	491,832
United Airlines Pass-Through Trust
3.75%, 03/03/2028	584,833	545,197

		1,037,029

Auto Components - 0.1%
Aptiv PLC / Aptiv Corp.
3.25%, 03/01/2032	554,000	477,039
BorgWarner, Inc.
3.38%, 03/15/2025 (A)	572,000	552,334

		1,029,373

Automobiles - 0.1%
General Motors Co.
6.25%, 10/02/2043	262,000	259,849
Stellantis Finance US, Inc.
6.38%, 09/12/2032 (E)	661,000	688,109

		947,958

Banks - 1.7%
Bank of America Corp.
Fixed until 04/24/2027, 3.71% (D), 04/24/2028	872,000	830,449
Fixed until 04/27/2032, 4.57% (D), 04/27/2033	2,086,000	2,010,402
Barclays PLC
Fixed until 11/02/2025, 7.33% (D), 11/02/2026	1,291,000	1,354,583
Citigroup, Inc.
Fixed until 10/27/2027, 3.52% (D), 10/27/2028	2,370,000	2,216,228

Transamerica Funds	Page 4

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Commerzbank AG
8.13%, 09/19/2023 (E)	$ 1,955,000	$ 1,972,925
Intesa Sanpaolo SpA
5.02%, 06/26/2024 (E)	420,000	409,630
Fixed until 11/21/2032, 8.25% (D), 11/21/2033 (E)	1,667,000	1,819,218
JPMorgan Chase & Co.
Fixed until 04/22/2026, 1.58% (D), 04/22/2027	1,512,000	1,357,245
Fixed until 02/01/2027, 3.78% (D), 02/01/2028	507,000	486,625
Fixed until 09/14/2032, 5.72% (D), 09/14/2033	1,870,000	1,923,889
Lloyds Banking Group PLC
Fixed until 08/15/2032, 7.95% (D), 11/15/2033	807,000	919,719
Truist Financial Corp.
5.12%, 01/26/2034	1,300,000	1,313,040
Wells Fargo & Co.
Fixed until 07/25/2027, 4.81% (D), 07/25/2028	1,660,000	1,653,842
Fixed until 06/15/2024 (F), 5.90% (D)	513,000	500,816

		18,768,611

Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.44%, 10/06/2048	888,000	814,580
Constellation Brands, Inc.
3.15%, 08/01/2029	575,000	523,727
3.70%, 12/06/2026	152,000	146,643
Diageo Capital PLC
5.50%, 01/24/2033	471,000	508,574

		1,993,524

Biotechnology - 0.2%
AbbVie, Inc.
3.20%, 05/14/2026	403,000	386,438
4.05%, 11/21/2039	733,000	657,784
Amgen, Inc.
2.00%, 01/15/2032	440,000	355,395
CSL Finance PLC
4.63%, 04/27/2042 (E)	513,000	490,028
Gilead Sciences, Inc.
4.15%, 03/01/2047	177,000	156,940

		2,046,585

Building Products - 0.3%
Carlisle Cos., Inc.
2.20%, 03/01/2032	784,000	624,129
3.75%, 12/01/2027	610,000	584,146
Carrier Global Corp.
2.72%, 02/15/2030	539,000	469,786
Owens Corning
7.00%, 12/01/2036	1,438,000	1,633,130

		3,311,191

Capital Markets - 0.7%
Credit Suisse Group AG
Fixed until 09/11/2024, 2.59% (D), 09/11/2025 (E)	772,000	705,743
Fixed until 08/12/2032, 6.54% (D), 08/12/2033 (E)	1,477,000	1,412,119
Deutsche Bank AG
Fixed until 11/26/2024, 3.96% (D), 11/26/2025	427,000	413,437

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets (continued)
Deutsche Bank AG (continued)
Fixed until 05/24/2023, 4.30% (D), 05/24/2028	$ 1,270,000	$ 1,238,662
Goldman Sachs Group, Inc.
Fixed until 02/24/2032, 3.10% (D), 02/24/2033	1,519,000	1,297,725
Morgan Stanley
Fixed until 12/10/2025, 0.99% (D), 12/10/2026	211,000	187,640
Fixed until 07/20/2032, 4.89% (D), 07/20/2033	785,000	775,499
Fixed until 02/01/2028, 5.12% (D), 02/01/2029	699,000	705,469
Northern Trust Corp.
6.13%, 11/02/2032	1,247,000	1,367,837

		8,104,131

Chemicals - 0.1%
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030 (E)	664,000	549,364

Commercial Services & Supplies - 0.2%
ADT Security Corp.
4.13%, 08/01/2029 (E)	793,000	705,199
Ashtead Capital, Inc.
4.25%, 11/01/2029 (E)	414,000	385,575
5.55%, 05/30/2033 (E)	628,000	629,020
Triton Container International Ltd. / TAL International Container Corp.
3.25%, 03/15/2032	1,038,000	845,306

		2,565,100

Construction & Engineering - 0.0% (C)
Quanta Services, Inc.
2.90%, 10/01/2030	499,000	427,470

Consumer Finance - 0.5%
Ally Financial, Inc.
8.00%, 11/01/2031	1,196,000	1,309,784
BMW US Capital LLC
2.80%, 04/11/2026 (E)	806,000	764,136
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	1,497,000	1,403,138
General Motors Financial Co., Inc.
5.00%, 04/09/2027	755,000	746,826
Nissan Motor Acceptance Co. LLC
2.45%, 09/15/2028 (E)	849,000	687,749
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027 (E)	644,000	554,652

		5,466,285

Containers & Packaging - 0.1%
Sonoco Products Co.
2.25%, 02/01/2027	665,000	600,822

Diversified Financial Services - 0.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
3.85%, 10/29/2041	1,096,000	851,393
4.45%, 04/03/2026	1,120,000	1,084,728
4.50%, 09/15/2023	849,000	844,325
Aviation Capital Group LLC
1.95%, 01/30/2026 (E)	677,000	601,902
5.50%, 12/15/2024 (E)	1,296,000	1,282,946
Equitable Holdings, Inc.
5.59%, 01/11/2033	1,284,000	1,311,195

		5,976,489

Transamerica Funds	Page 5

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Diversified Telecommunication Services - 0.2%
Sprint Capital Corp.
6.88%, 11/15/2028	$ 135,000	$ 144,389
Verizon Communications, Inc.
1.68%, 10/30/2030	976,000	784,921
2.99%, 10/30/2056	1,656,000	1,094,648

		2,023,958

Electric Utilities - 0.6%
Appalachian Power Co.
3.40%, 06/01/2025	736,000	712,391
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	117,000	120,175
DTE Electric Co.
4.30%, 07/01/2044	1,430,000	1,305,931
Duke Energy Corp.
3.75%, 04/15/2024 - 09/01/2046	1,717,000	1,475,605
Duke Energy Progress LLC
3.60%, 09/15/2047	1,237,000	983,806
Entergy Arkansas LLC
3.70%, 06/01/2024	192,000	189,462
Oncor Electric Delivery Co. LLC
5.30%, 06/01/2042	70,000	73,693
Pacific Gas & Electric Co.
2.50%, 02/01/2031	611,000	491,812
PacifiCorp
3.60%, 04/01/2024	833,000	820,831
5.75%, 04/01/2037	117,000	125,307
Public Service Electric & Gas Co.
3.00%, 05/15/2025	424,000	408,878

		6,707,891

Electronic Equipment, Instruments & Components - 0.2%
Arrow Electronics, Inc.
2.95%, 02/15/2032	886,000	732,972
Keysight Technologies, Inc.
4.60%, 04/06/2027	724,000	723,457
Sensata Technologies BV
4.00%, 04/15/2029 (E)	200,000	179,261
Sensata Technologies, Inc.
4.38%, 02/15/2030 (E)	403,000	364,876

		2,000,566

Energy Equipment & Services - 0.1%
Schlumberger Holdings Corp.
3.90%, 05/17/2028 (E)	1,207,000	1,149,955
Schlumberger Investment SA
3.65%, 12/01/2023	98,000	96,872

		1,246,827

Equity Real Estate Investment Trusts - 1.1%
American Tower Trust #1
3.65%, 03/23/2028 (E)	508,000	476,376
Broadstone Net Lease LLC
2.60%, 09/15/2031	1,152,000	877,083
Corporate Office Properties LP
2.00%, 01/15/2029	257,000	203,236
2.25%, 03/15/2026	314,000	283,841
Invitation Homes Operating Partnership LP
4.15%, 04/15/2032	513,000	469,306
Office Properties Income Trust
3.45%, 10/15/2031	602,000	421,548
Physicians Realty LP
2.63%, 11/01/2031	951,000	778,631

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts (continued)
Realty Income Corp.
5.63%, 10/13/2032	$ 393,000	$ 415,567
SBA Tower Trust
1.63%, 05/15/2051 (E)	2,058,000	1,794,567
1.88%, 07/15/2050 (E)	746,000	669,737
2.84%, 01/15/2050 (E)	2,715,000	2,565,552
Simon Property Group LP
2.20%, 02/01/2031	717,000	589,832
Ventas Realty LP
3.25%, 10/15/2026	930,000	874,658
VICI Properties LP
4.95%, 02/15/2030	1,256,000	1,213,769
Weyerhaeuser Co.
4.00%, 04/15/2030	1,001,000	942,491

		12,576,194

Food & Staples Retailing - 0.2%
7-Eleven, Inc.
1.80%, 02/10/2031 (E)	1,001,000	796,303
Sysco Corp.
3.30%, 07/15/2026	945,000	907,920

		1,704,223

Food Products - 0.3%
Bunge Ltd. Finance Corp.
2.75%, 05/14/2031	957,000	817,526
Cargill, Inc.
5.13%, 10/11/2032 (E)	527,000	546,488
JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc.
3.00%, 02/02/2029 (E)	440,000	377,674
Pilgrim’s Pride Corp.
3.50%, 03/01/2032 (E)	1,051,000	855,251
Viterra Finance BV
4.90%, 04/21/2027 (E)	878,000	842,768

		3,439,707

Health Care Equipment & Supplies - 0.1%
Alcon Finance Corp.
2.75%, 09/23/2026 (E)	600,000	556,962
5.75%, 12/06/2052 (E)	410,000	439,574
GE HealthCare Technologies, Inc.
5.86%, 03/15/2030 (E)	412,000	436,356

		1,432,892

Health Care Providers & Services - 0.6%
Centene Corp.
3.00%, 10/15/2030	875,000	748,125
3.38%, 02/15/2030	510,000	448,351
Cigna Corp.
2.40%, 03/15/2030	862,000	742,206
CVS Health Corp.
2.70%, 08/21/2040	858,000	616,766
Elevance Health, Inc.
2.25%, 05/15/2030	721,000	613,698
5.13%, 02/15/2053	496,000	494,947
HCA, Inc.
4.13%, 06/15/2029	520,000	493,200
5.25%, 04/15/2025	230,000	230,134
5.50%, 06/15/2047	527,000	498,492
Laboratory Corp. of America Holdings
2.95%, 12/01/2029	532,000	475,514

Transamerica Funds	Page 6

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
Molina Healthcare, Inc.
4.38%, 06/15/2028 (E)	$ 362,000	$ 334,325
UnitedHealth Group, Inc.
6.05%, 02/15/2063	747,000	867,893

		6,563,651

Hotels, Restaurants & Leisure - 0.2%
Expedia Group, Inc.
2.95%, 03/15/2031	57,000	47,826
3.80%, 02/15/2028	685,000	646,329
Hyatt Hotels Corp.
1.80%, 10/01/2024	417,000	395,202
Warnermedia Holdings, Inc.
5.05%, 03/15/2042 (E)	1,176,000	999,446

		2,088,803

Industrial Conglomerates - 0.1%
General Electric Co.
4.13%, 10/09/2042	494,000	420,336
4.50%, 03/11/2044	826,000	758,438

		1,178,774

Insurance - 0.5%
Aon Corp. / Aon Global Holdings PLC
5.00%, 09/12/2032	1,133,000	1,154,369
Global Atlantic Finance Co.
3.13%, 06/15/2031 (E)	1,549,000	1,191,353
Muenchener Rueckversicherungs-Gesellschaft AG
Fixed until 11/23/2031, 5.88% (D), 05/23/2042 (E)	600,000	612,750
Ohio National Financial Services, Inc.
5.80%, 01/24/2030 (E)	1,642,000	1,559,160
6.63%, 05/01/2031 (E)	456,000	443,885
Prudential Financial, Inc.
Fixed until 07/01/2030, 3.70% (D), 10/01/2050	977,000	841,168

		5,802,685

Interactive Media & Services - 0.2%
Baidu, Inc.
4.38%, 05/14/2024	1,990,000	1,967,837
Tencent Holdings Ltd.
3.28%, 04/11/2024 (E)	742,000	730,599

		2,698,436

IT Services - 0.0% (C)
Rackspace Technology Global, Inc.
3.50%, 02/15/2028 (E)	763,000	462,302

Machinery - 0.1%
CNH Industrial Capital LLC
5.45%, 10/14/2025	1,009,000	1,024,973

Media - 0.2%
Charter Communications Operating LLC / Charter Communications Operating Capital
4.80%, 03/01/2050	562,000	441,351
Clear Channel Outdoor Holdings, Inc.
5.13%, 08/15/2027 (E)	827,000	755,092
Comcast Corp.
2.94%, 11/01/2056	372,000	251,899

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Media (continued)
NBCUniversal Media LLC
4.45%, 01/15/2043	$ 456,000	$ 425,179
Paramount Global
4.20%, 05/19/2032	588,000	505,450

		2,378,971

Metals & Mining - 0.4%
Anglo American Capital PLC
4.50%, 03/15/2028 (E)	1,293,000	1,260,272
ArcelorMittal SA
6.55%, 11/29/2027	1,054,000	1,099,312
Freeport-McMoRan, Inc.
3.88%, 03/15/2023	1,088,000	1,084,301
4.55%, 11/14/2024	481,000	475,306
Glencore Funding LLC
2.63%, 09/23/2031 (E)	837,000	696,675

		4,615,866

Multi-Utilities - 0.1%
Black Hills Corp.
4.25%, 11/30/2023	587,000	583,321
CMS Energy Corp.
3.88%, 03/01/2024	65,000	63,950
4.88%, 03/01/2044	141,000	133,913

		781,184

Oil, Gas & Consumable Fuels - 1.1%
Boardwalk Pipelines LP
3.40%, 02/15/2031	390,000	347,465
Chevron USA, Inc.
3.25%, 10/15/2029	654,000	615,759
Energy Transfer LP
4.90%, 02/01/2024	356,000	354,596
5.15%, 02/01/2043	559,000	498,731
5.55%, 02/15/2028	445,000	452,222
5.95%, 10/01/2043	499,000	492,444
7.60%, 02/01/2024	397,000	403,967
Enterprise Products Operating LLC
4.25%, 02/15/2048	1,656,000	1,421,016
Kinder Morgan Energy Partners LP
4.15%, 02/01/2024	772,000	765,062
Occidental Petroleum Corp.
5.55%, 03/15/2026	1,184,000	1,195,840
ONEOK, Inc.
6.10%, 11/15/2032	1,043,000	1,094,091
Petroleos Mexicanos
6.50%, 01/23/2029	385,000	344,893
6.84%, 01/23/2030	892,000	773,867
6.88%, 08/04/2026	340,000	332,549
7.69%, 01/23/2050	95,000	70,834
Pioneer Natural Resources Co.
2.15%, 01/15/2031	871,000	718,973
Plains All American Pipeline LP / PAA Finance Corp.
3.55%, 12/15/2029	637,000	570,366
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	573,000	552,691
Shell International Finance BV
2.50%, 09/12/2026	714,000	671,661
3.75%, 09/12/2046	351,000	298,010
Williams Cos., Inc.
5.40%, 03/04/2044	97,000	94,398

		12,069,435

Transamerica Funds	Page 7

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Personal Products - 0.0% (C)
GSK Consumer Healthcare Capital US LLC
3.38%, 03/24/2027	$ 448,000	$ 423,389

Pharmaceuticals - 0.2%
Astrazeneca Finance LLC
1.20%, 05/28/2026	388,000	350,020
AstraZeneca PLC
4.38%, 08/17/2048	626,000	597,071
Bayer US Finance II LLC
4.38%, 12/15/2028 (E)	716,000	694,009
Royalty Pharma PLC
2.20%, 09/02/2030	683,000	555,349
Viatris, Inc.
2.30%, 06/22/2027	425,000	374,230

		2,570,679

Professional Services - 0.2%
Equifax, Inc.
2.60%, 12/01/2024	879,000	842,650
5.10%, 12/15/2027	840,000	851,321

		1,693,971

Road & Rail - 0.3%
Avolon Holdings Funding Ltd.
2.88%, 02/15/2025 (E)	969,000	908,444
5.50%, 01/15/2026 (E)	1,240,000	1,217,571
Norfolk Southern Corp.
4.55%, 06/01/2053	1,258,000	1,166,259

		3,292,274

Semiconductors & Semiconductor Equipment - 0.6%
Advanced Micro Devices, Inc.
3.92%, 06/01/2032	1,238,000	1,180,452
Broadcom, Inc.
1.95%, 02/15/2028 (E)	464,000	402,058
3.50%, 02/15/2041 (E)	610,000	464,670
KLA Corp.
3.30%, 03/01/2050	730,000	562,567
Microchip Technology, Inc.
0.98%, 09/01/2024	684,000	640,258
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.25%, 11/30/2051	401,000	271,968
3.40%, 05/01/2030	656,000	586,225
QUALCOMM, Inc.
3.25%, 05/20/2027 - 05/20/2050	1,259,000	1,122,458
Skyworks Solutions, Inc.
1.80%, 06/01/2026	379,000	338,387
TSMC Global Ltd.
1.38%, 09/28/2030 (E)	1,611,000	1,288,846

		6,857,889

Software - 0.4%
Crowdstrike Holdings, Inc.
3.00%, 02/15/2029	140,000	120,151
Infor, Inc.
1.75%, 07/15/2025 (E)	945,000	859,822
Oracle Corp.
3.65%, 03/25/2041	601,000	473,929
6.90%, 11/09/2052	951,000	1,092,950
Take-Two Interactive Software, Inc.
3.55%, 04/14/2025	1,217,000	1,178,289
Workday, Inc.
3.50%, 04/01/2027	944,000	902,080

		4,627,221

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Specialty Retail - 0.1%
Lowe’s Cos., Inc.
3.75%, 04/01/2032	$ 836,000	$ 773,318

Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc.
2.65%, 05/11/2050	637,000	448,598
Western Digital Corp.
2.85%, 02/01/2029	259,000	211,106

		659,704

Tobacco - 0.2%
BAT Capital Corp.
2.26%, 03/25/2028	971,000	833,377
Philip Morris International, Inc.
5.63%, 11/17/2029	807,000	840,995

		1,674,372

Wireless Telecommunication Services - 0.2%
America Movil SAB de CV
4.38%, 07/16/2042	300,000	272,682
Sprint LLC
7.88%, 09/15/2023	640,000	649,547
T-Mobile USA, Inc.
3.50%, 04/15/2031	830,000	742,701
3.88%, 04/15/2030	684,000	638,813

		2,303,743

Total Corporate Debt Securities (Cost $167,381,178)		152,845,520

FOREIGN GOVERNMENT OBLIGATIONS - 0.4%
Brazil - 0.1%
Brazil Government International Bonds
4.25%, 01/07/2025	330,000	325,613

Chile - 0.0% (C)
Chile Government International Bonds
3.50%, 01/25/2050 (A)	400,000	300,686

Colombia - 0.1%
Colombia Government International Bonds
4.00%, 02/26/2024 (A)	235,000	231,379
4.50%, 01/28/2026	850,000	811,363

		1,042,742

Indonesia - 0.1%
Indonesia Government International Bonds
4.75%, 01/08/2026 (E)	1,035,000	1,041,224
5.38%, 10/17/2023 (E)	115,000	115,207

		1,156,431

Mexico - 0.1%
Mexico Government International Bonds
3.75%, 01/11/2028	1,126,000	1,077,928

Panama - 0.0% (C)
Panama Government International Bonds
3.88%, 03/17/2028	315,000	300,374

Peru - 0.0% (C)
Peru Government International Bonds
7.35%, 07/21/2025	125,000	131,537

Transamerica Funds	Page 8

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Poland - 0.0% (C)
Republic of Poland Government International Bonds
3.00%, 03/17/2023	$ 275,000	$ 274,172

Qatar - 0.0% (C)
Qatar Government International Bonds
3.88%, 04/23/2023 (E)	200,000	199,290

Total Foreign Government Obligations (Cost $5,126,056)		4,808,773

MORTGAGE-BACKED SECURITIES - 2.3%
BB-UBS Trust
Series 2012-TFT, Class A,
2.89%, 06/05/2030 (E)	441,737	431,947
BB-UBS Trust, Interest Only STRIPS
Series 2012-SHOW, Class XA,
0.60% (D), 11/05/2036 (E)	3,045,000	29,122
CIM Trust
Series 2021-R6, Class A1,
1.43% (D), 07/25/2061 (E)	1,808,998	1,615,282
Citigroup Commercial Mortgage Trust
Series 2014-GC19, Class A3,
3.75%, 03/11/2047	68,151	67,150
Series 2014-GC19, Class A4,
4.02%, 03/11/2047	220,000	216,267
Series 2015-GC27, Class B,
3.77%, 02/10/2048	1,250,000	1,153,665
Citigroup Mortgage Loan Trust, Inc.
Series 2018-RP1, Class A1,
3.00% (D), 09/25/2064 (E)	193,514	184,564
COMM Mortgage Trust
Series 2013-CR11, Class AM,
4.72% (D), 08/10/2050	1,310,000	1,292,434
Series 2014-UBS2, Class A5,
3.96%, 03/10/2047	2,415,000	2,372,932
Series 2015-3BP, Class A,
3.18%, 02/10/2035 (E)	3,050,000	2,857,439
CSMC Trust
Series 2021-RPL2, Class A1A,
1.11% (D), 01/25/2060 (E)	1,514,714	1,267,632
Series 2021-RPL6, Class A1,
2.00% (D), 10/25/2060 (E)	1,231,469	1,098,504
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class B,
3.45%, 12/10/2036 (E)	1,250,000	1,178,276
Houston Galleria Mall Trust
Series 2015-HGLR, Class A1A2,
3.09%, 03/05/2037 (E)	700,000	651,812
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13, Class B,
4.12% (D), 01/15/2046	950,000	936,238
MetLife Securitization Trust
Series 2019-1A, Class A1A,
3.75% (D), 04/25/2058 (E)	69,842	67,992
Nationstar Mortgage Loan Trust
Series 2013-A, Class A,
3.75% (D), 12/25/2052 (E)	84,067	77,910
New Residential Mortgage Loan Trust
Series 2014-1A, Class A,
3.75% (D), 01/25/2054 (E)	42,310	40,042
Series 2014-2A, Class A3,
3.16% (D), 05/25/2054 (E)	102,816	94,786
Series 2014-3A, Class AFX3,
3.75% (D), 11/25/2054 (E)	81,552	75,926

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
New Residential Mortgage Loan Trust (continued)
Series 2015-2A, Class A1,
3.75% (D), 08/25/2055 (E)	$ 179,803	$ 168,714
Series 2016-2A, Class A1,
3.75% (D), 11/26/2035 (E)	120,466	112,432
Series 2016-3A, Class A1B,
3.25% (D), 09/25/2056 (E)	127,755	117,998
Series 2016-4A, Class A1,
3.75% (D), 11/25/2056 (E)	162,645	150,511
Series 2017-1A, Class A1,
4.00% (D), 02/25/2057 (E)	369,063	350,251
Series 2017-2A, Class A3,
4.00% (D), 03/25/2057 (E)	823,599	778,607
Series 2017-3A, Class A1,
4.00% (D), 04/25/2057 (E)	517,196	492,727
Series 2017-4A, Class A1,
4.00% (D), 05/25/2057 (E)	378,812	355,273
Series 2018-1A, Class A1A,
4.00% (D), 12/25/2057 (E)	189,524	180,910
Series 2018-RPL1, Class A1,
3.50% (D), 12/25/2057 (E)	268,497	256,338
Series 2019-4A, Class A1B,
3.50% (D), 12/25/2058 (E)	967,533	900,764
Series 2019-5A, Class A1B,
3.50% (D), 08/25/2059 (E)	878,870	826,077
One Market Plaza Trust
Series 2017-1MKT, Class A,
3.61%, 02/10/2032 (E)	1,373,000	1,290,297
Towd Point Mortgage Trust
Series 2021-1, Class A1,
2.25% (D), 11/25/2061 (E)	2,146,476	1,950,131
Series 2023-1, Class A1,
3.75%, 01/25/2063 (E)	1,475,000	1,406,117
UBS-BAMLL Trust
Series 2012-WRM, Class A,
3.66%, 06/10/2030 (E)	17,746	17,518

Total Mortgage-Backed Securities (Cost $27,464,494)		25,064,585

U.S. GOVERNMENT AGENCY OBLIGATIONS - 9.4%
Federal Home Loan Mortgage Corp.
5.00%, 08/01/2035	105,068	107,952
5.50%, 06/01/2041	44,918	47,181
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
1.38%, 06/25/2030	2,547,000	2,114,503
2.81%, 01/25/2025	1,758,546	1,701,417
2.89%, 06/25/2027	316,000	310,587
3.01%, 07/25/2025	2,408,000	2,330,406
3.06% (D), 08/25/2024	1,771,331	1,728,344
3.49%, 01/25/2024	1,298,000	1,280,415
3.53% (D), 07/25/2023	993,188	985,174
Federal National Mortgage Association
12-Month LIBOR + 1.52%, 2.86% (D), 02/01/2043	16,382	16,109
3.33% (D), 10/25/2023	65,024	63,874
3.50%, 07/01/2028 - 11/01/2028	115,431	113,617
4.00%, 04/01/2026 - 06/01/2042	34,058	33,623
4.50%, 02/01/2025 - 06/01/2026	28,025	28,301
5.00%, 04/01/2039 - 11/01/2039	549,897	559,045
5.50%, 10/01/2036 - 12/01/2041	404,245	423,763
6.00%, 08/01/2036 - 06/01/2041	565,623	596,252
6.50%, 05/01/2040	50,341	53,374

Transamerica Funds	Page 9

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
Government National Mortgage Association, Interest Only STRIPS
Series 2012-120, Class IO,
0.64% (D), 02/16/2053	$ 227,295	$ 3,642
Tennessee Valley Authority
5.88%, 04/01/2036	774,000	892,704
Uniform Mortgage-Backed Security
2.00%, TBA (G)	14,783,000	12,881,025
2.50%, TBA (G)	26,320,000	23,239,371
3.00%, TBA (G)	19,095,000	17,441,287
3.50%, TBA (G)	19,429,000	18,299,233
4.00%, TBA (G)	12,537,000	12,090,859
4.50%, TBA (G)	6,466,000	6,379,371

Total U.S. Government Agency Obligations (Cost $104,583,819)		103,721,429

U.S. GOVERNMENT OBLIGATIONS - 9.9%
U.S. Treasury - 9.2%
U.S. Treasury Bonds
1.25%, 05/15/2050	2,253,000	1,311,932
1.88%, 02/15/2051 - 11/15/2051	6,386,000	4,355,116
2.00%, 02/15/2050	1,799,000	1,274,339
2.25%, 08/15/2046 - 02/15/2052	5,391,000	4,043,343
2.38%, 02/15/2042 - 05/15/2051	4,697,000	3,742,992
2.50%, 02/15/2045 - 05/15/2046	7,240,000	5,792,075
2.75%, 08/15/2042 - 11/15/2047	3,376,900	2,835,224
2.88%, 08/15/2045 - 05/15/2049	2,261,600	1,936,473
3.00%, 05/15/2042 - 08/15/2052	3,912,300	3,431,525
3.13%, 02/15/2042 - 05/15/2048	6,049,600	5,506,935
3.63%, 02/15/2044	1,985,000	1,928,707
4.00%, 11/15/2052	1,001,000	1,062,155
5.25%, 02/15/2029	1,098,000	1,190,772
U.S. Treasury Notes
0.13%, 05/31/2023 (A)	440,000	433,469
0.25%, 08/31/2025 (A)	1,084,000	985,085
0.63%, 05/15/2030 - 08/15/2030	8,926,000	7,266,842
0.88%, 06/30/2026	848,200	768,714
1.13%, 02/15/2031	4,704,000	3,950,441
1.38%, 11/15/2031	3,962,000	3,331,330
1.50%, 08/15/2026 - 02/15/2030	4,601,100	4,116,276
1.63%, 02/15/2026 - 05/15/2031	14,376,600	12,775,452
1.75%, 05/15/2023 (A)	500,000	495,859
1.88%, 02/15/2032	2,441,800	2,136,766
2.25%, 11/15/2025 (A)	856,100	818,010
2.25%, 11/15/2027	2,238,500	2,099,818
2.50%, 08/15/2023 - 05/31/2024	8,067,000	7,951,850
2.63%, 02/15/2029	653,500	617,711
2.75%, 05/15/2025 - 08/15/2032	4,477,000	4,216,605
2.88%, 05/15/2028 - 05/15/2032	3,080,600	2,943,600
2.88%, 08/15/2028 (A)	1,510,400	1,451,282
3.13%, 11/15/2028	1,189,500	1,157,160
3.88%, 11/30/2027	1,051,400	1,061,750
4.13%, 09/30/2027 - 11/15/2032	4,443,200	4,644,458

		101,634,066

U.S. Treasury Inflation-Protected Securities - 0.7%
U.S. Treasury Inflation-Protected Indexed Bonds
0.25%, 02/15/2050	1,842,410	1,326,517
1.75%, 01/15/2028	1,065,848	1,082,272

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury Inflation-Protected Securities (continued)
U.S. Treasury Inflation-Protected Indexed Bonds (continued)
2.50%, 01/15/2029	$ 3,627,000	$ 3,852,448
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2030	2,450,132	2,248,140

		8,509,377

Total U.S. Government Obligations (Cost $123,219,835)		110,143,443

COMMERCIAL PAPER - 7.5%
Banks - 2.8%
Australia & New Zealand Banking Group Ltd.
5.16% (H), 07/10/2023	3,250,000	3,182,530
Bedford Row Funding Corp.
4.65% (H), 02/07/2023	4,000,000	3,996,531
BofA Securities, Inc.
5.21% (H), 07/13/2023	4,510,000	4,409,410
Cooperatieve Rabobank UA
5.21% (H), 07/05/2023	1,000,000	979,342
DBS Bank Ltd.
5.08% (H), 07/27/2023	4,800,000	4,682,897
Korea Development Bank
5.35% (H), 06/14/2023	3,035,000	2,980,865
Lloyds Bank PLC
5.09% (H), 07/18/2023	4,200,000	4,104,371
Mackinac Funding Co. LLC
4.81% (H), 03/01/2023	4,500,000	4,483,343
Svenska Handelsbanken AB
5.06% (H), 07/24/2023	3,000,000	2,929,849

		31,749,138

Diversified Financial Services - 4.0%
Atlantic Asset Securitization LLC
4.74% (H), 02/15/2023	2,500,000	2,495,311
Chariot Funding LLC
5.15% (H), 07/06/2023 - 07/13/2023	4,675,000	4,571,269
Collateralized Commercial Paper V Co. LLC
4.72% (H), 02/01/2023	4,750,000	4,749,432
Glencove Funding LLC
4.77% (H), 02/17/2023	4,500,000	4,490,418
Gotham Funding Corp.
4.83% (H), 02/14/2023	3,000,000	2,994,758
Lexington Parker Capital Co. LLC
4.77% (H), 03/03/2023	4,500,000	4,482,322
Liberty Street Funding LLC
4.83% (H), 02/07/2023	2,100,000	2,098,175
Mont Blanc Capital Corp.
4.61% (H), 02/07/2023	3,600,000	3,596,871
Sheffield Receivables Co. LLC
4.83% (H), 03/06/2023	4,750,000	4,729,270
Thunder Bay Funding LLC
5.03% (H), 05/12/2023 - 05/18/2023	4,844,000	4,778,488
Victory Receivables Corp.
4.83% (H), 02/09/2023	5,000,000	4,994,403

		43,980,717

Food Products - 0.2%
Britannia Funding Co. LLC
4.79% (H), 02/07/2023	2,510,000	2,507,814

Health Care Providers & Services - 0.3%
Columbia Funding Co. LLC
4.72% (H), 03/01/2023	3,310,000	3,297,852

Transamerica Funds	Page 10

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

	Principal	Value
COMMERCIAL PAPER (continued)
Software - 0.2%
Manhattan Asset Funding Co. LLC
5.20% (H), 07/10/2023	$ 2,100,000	$ 2,053,921

Total Commercial Paper (Cost $83,585,374)		83,589,442

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 0.5%
U.S. Treasury Bills
4.28% (H), 03/09/2023	4,108,000	4,089,662
4.66% (H), 06/08/2023	1,761,000	1,732,639

Total Short-Term U.S. Government Obligations (Cost $5,823,916)		5,822,301

	Shares	Value
OTHER INVESTMENT COMPANY - 0.1%
Securities Lending Collateral - 0.1%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.30% (H)	1,206,406	1,206,406

Total Other Investment Company (Cost $1,206,406)		1,206,406

Principal	Value
REPURCHASE AGREEMENT - 1.2%

Fixed Income Clearing Corp., 1.80% (H), dated 01/31/2023, to be repurchased at $13,695,265 on 02/01/2023. Collateralized by U.S. Government Obligations, 0.13% - 1.75%, due 07/15/2024 - 07/31/2024, and with a total value of $13,968,232.

$ 13,694,276	$ 13,694,276

Total Repurchase Agreement (Cost $13,694,276)	13,694,276

Total Investments (Cost $953,553,725)	1,195,635,445
Net Other Assets (Liabilities) - (7.9)%	(87,832,376)

Net Assets - 100.0%	$ 1,107,803,069

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	39	03/17/2023	$7,839,346	$7,975,500	$136,154	$—

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$669,880,076	$—	$—	$669,880,076
Preferred Stocks	882,711	—	—	882,711
Asset-Backed Securities	—	23,976,483	—	23,976,483
Corporate Debt Securities	—	152,845,520	—	152,845,520
Foreign Government Obligations	—	4,808,773	—	4,808,773
Mortgage-Backed Securities	—	25,064,585	—	25,064,585
U.S. Government Agency Obligations	—	103,721,429	—	103,721,429
U.S. Government Obligations	—	110,143,443	—	110,143,443
Commercial Paper	—	83,589,442	—	83,589,442
Short-Term U.S. Government Obligations	—	5,822,301	—	5,822,301
Other Investment Company	1,206,406	—	—	1,206,406
Repurchase Agreement	—	13,694,276	—	13,694,276

Total Investments	$671,969,193	$523,666,252	$—	$1,195,635,445

Other Financial Instruments
Futures Contracts (J)	$136,154	$—	$—	$136,154

Total Other Financial Instruments	$136,154	$—	$—	$136,154

Transamerica Funds	Page 11

Transamerica Multi-Managed Balanced

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $16,483,747, collateralized by cash collateral of $1,206,406 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $15,624,109. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Floating or variable rate securities. The rates disclosed are as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(E)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2023, the total value of 144A securities is $84,468,784, representing 7.6% of the Fund’s net assets.
(F)	Perpetual maturity. The date displayed is the next call date.
(G)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after January 31, 2023. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(H)	Rates disclosed reflect the yields at January 31, 2023.
(I)	There were no transfers in or out of Level 3 during the period ended January 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

LIBOR	London Interbank Offered Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Funds	Page 12

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Multi-Managed Balanced (the “Fund”) is a series of the Transamerica Funds.

Effective September 8, 2022, TAM has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the 1940 Act with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Transamerica Funds	Page 13

Transamerica Multi-Managed Balanced

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At January 31, 2023

(unaudited)

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Commercial paper: Commercial paper is valued using amortized cost, which approximates fair value. The values are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Fund normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Funds	Page 14